Summary of Significant Accounting Policies - Reconciliation of Class A ordinary shares reflected in balance sheet (Details) - USD ($)		3 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Jul. 20, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies
Redemption of Class A ordinary shares		$ (175,285,891)
Extension payment paid by Sponsor through a note		450,000
Class A ordinary shares subject to possible redemption
Summary of Significant Accounting Policies
Gross proceeds	$ 200,000,000			$ 200,000,000
Initial fair value of the over-allotment liability			$ (190,208)	(190,208)
Fair value of Public Warrants at issuance			(10,800,000)	(10,800,000)
Class A shares issuance costs			(12,820,810)	(12,820,810)
Redemption of Class A ordinary shares		(175,285,891)
Remeasurement of carrying value to redemption value		895,995	25,817,320	25,817,320	$ 2,920,785
Extension payment paid by Sponsor through a note		450,000			1,000,000
Class A ordinary shares subject to possible redemption		$ 31,987,191	$ 202,006,302	$ 202,006,302	$ 205,927,087